Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31
	2017	2016
Prime coil inventory	$8,481,605	$14,168,626
Non-standard coil inventory	1,119,170	992,163
Tubular raw material	1,480,730	1,566,048
Tubular finished goods	23,837,045	25,212,291
	$34,918,550	$41,939,128

Property, Plant and Equipment [Table Text Block]
Buildings (years)		20
Machinery and equipment (years)		10
Yard improvements (years)	5	to	10
Loaders and other rolling stock (years)	5	to	10